Cover	Aug. 19, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2021
Entity File Number	000-00643
Entity Registrant Name	Corning Natural Gas Holding Corporation
Entity Central Index Key	0001582244
Entity Tax Identification Number	46-3235589
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	330 West William Street
Entity Address, City or Town	Corning
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14830
City Area Code	(607)
Local Phone Number	936-3755
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false